Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2022
Fee and commission income [abstract]
Schedule of net fee and commission income

Net fee and commission income
in EUR million	2022	2021	2020 [1]
Fee and commission income
Payment Services	1,888	1,661	1,566
Securities business	632	853	700
Insurance and other broking	682	734	705
Portfolio management	600	617	525
Lending business	556	477	368
Financial guarantees and other commitments	496	458	364
Other	232	204	286
Total fee and commission income	5,085	5,004	4,514

Fee and commission expenses
Payment Services	600	563	611
Securities business	160	164	133
Distribution of products (Externally)	555	591	548
Other	184	169	211
Total fee and commission expenses	1,499	1,487	1,503

Net fee and commission income	3,586	3,517	3,011
1 ING changed the presentation of net fee and commission income as of 2021. The comparative figure for 2020 has been updated accordingly. The reclassification does not affect the total amount of Net Fee and Commission Income.